September 14, 2012

THE DREYFUS/LAUREL FUNDS TRUST

- Dreyfus High Yield Fund

Supplement to Summary and Statutory Prospectus

dated May 1, 2012

The following information supersedes and replaces the information contained in the section of the prospectus entitled "Fund Summary – Portfolio Management":

The fund's investment adviser is The Dreyfus Corporation.  Chris Barris and Kevin Cronk, CFA are the fund's primary portfolio managers, positions they have held since October 2010 and September 2012, respectively.  Mr. Barris is director of high yield strategies and a senior portfolio manager at Standish Mellon Asset Management Company LLC (Standish), an affiliate of The Dreyfus Corporation.  Mr. Cronk is a senior high yield credit analyst and a portfolio manager at Standish.  Messrs. Barris and Cronk are dual employees of Standish and The Dreyfus Corporation and manage the fund as employees of The Dreyfus Corporation.

The following information supersedes and replaces the portfolio manager information contained in the section of the prospectus entitled "Fund Details – Management":

Chris Barris and Kevin Cronk, CFA are the fund's primary portfolio managers, positions they have held since October 2010 and September 2012, respectively.  Mr. Barris has been a portfolio manager of the fund and employed by Dreyfus since July 2007.  Mr. Barris is director of high yield strategies and a senior portfolio manager at Standish Mellon Asset Management Company LLC (Standish), an affiliate of Dreyfus, which he joined in 2005.  Mr. Cronk has been a portfolio manager of the fund and employed by Dreyfus since July 2012.  Mr. Cronk is a senior high yield credit analyst and a portfolio manager at Standish, which he joined in 2011.  Prior to joining Standish, he worked as a high yield analyst and portfolio manager at Columbia Management.  Messrs. Barris and Cronk manage the fund as employees of Dreyfus.

Effective January 1, 2013:

The following information supersedes and replaces the information contained in the section of the prospectus entitled "Fund Summary – Portfolio Management":

The fund's investment adviser is The Dreyfus Corporation.  Chris Barris and Kevin Cronk, CFA are the fund's primary portfolio managers, positions they have held since October 2010 and September 2012, respectively.  Mr. Barris is head of global high yield and a senior portfolio manager at Alcentra NY, LLC (Alcentra), an affiliate of The Dreyfus Corporation.  Mr. Cronk is co-head of U.S. credit, a senior credit analyst and a portfolio manager at Alcentra.  Messrs. Barris and Cronk are dual employees of Alcentra and The Dreyfus Corporation and manage the fund as employees of The Dreyfus Corporation.

The following information supersedes and replaces the portfolio manager information contained in the section of the prospectus entitled "Fund Details – Management":

Chris Barris and Kevin Cronk, CFA are the fund's primary portfolio managers, positions they have held since October 2010 and September 2012, respectively.  Mr. Barris has been a portfolio manager of the fund and employed by Dreyfus since July 2007.  Mr. Barris is head of global high yield and a senior portfolio manager at Alcentra NY, LLC (Alcentra), an affiliate of Dreyfus, which he joined in January 2013.  He joined Standish Mellon Asset Management Company LLC (Standish), an affiliate of Dreyfus, in 2005, where he is director of global high yield and a senior portfolio manager.  Mr. Cronk has been a portfolio manager of the fund and employed by Dreyfus since July 2012.  Mr. Cronk is co-head of U.S. credit, a senior credit analyst and a portfolio manager at Alcentra, which he joined in January 2013.  He joined Standish in 2011, where he is a senior credit analyst and portfolio manager.  Prior to joining Standish, he worked as a high yield analyst and portfolio manager at Columbia Management.  Messrs. Barris and Cronk manage the fund as employees of Dreyfus.